UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

International Core Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Common Stocks 92.2%		$1,413,658,941

(Cost $1,674,615,070)

Australia 5.1%		78,748,701

Australia & New Zealand Banking Group, Ltd.	87,832	1,790,888
Billabong International, Ltd. (L)	593,423	1,104,286
BlueScope Steel, Ltd. (I)	5,354,288	1,796,110
Campbell Brothers, Ltd.	25,539	1,438,705
Commonwealth Bank of Australia	90,252	4,338,987
Dexus Property Group	2,406,468	2,202,186
Goodman Fielder, Ltd.	3,416,721	1,956,828
Goodman Group	693,263	2,279,941
GPT Group	844,429	2,663,281
Iluka Resources, Ltd.	181,294	2,349,629
Investa Office Fund	714,503	1,870,305
JB Hi-Fi, Ltd. (L)	170,552	1,522,420
Macquarie Group, Ltd.	40,743	1,073,630
Mirvac Group	1,904,255	2,275,808
OneSteel, Ltd., ADR	1,947,049	1,990,129
Pacific Brands, Ltd.	943,201	508,552
Qantas Airways, Ltd. (I)	545,616	789,374
QBE Insurance Group, Ltd.	955,232	11,509,193
Resolute Mining, Ltd. (I)	878,586	1,291,741
Stockland	981,132	3,042,046
TABCORP Holdings, Ltd.	740,407	2,090,264
Telstra Corp., Ltd.	4,340,327	14,999,762
Wesfarmers, Ltd.	206,164	5,858,844
Westpac Banking Corp.	404,337	8,005,792

Austria 0.5%		7,569,219

Andritz AG	26,035	1,382,046
OMV AG	126,840	3,458,490
Raiffeisen Bank International AG (I)(L)	37,558	1,041,964
Voestalpine AG	67,158	1,686,719

Belgium 1.0%		15,554,872

Ageas	1,164,747	1,844,588
Anheuser-Busch InBev NV	130,347	8,822,678
Belgacom SA	86,914	2,292,166
Colruyt SA	24,348	978,977
Delhaize Group SA (L)	22,225	810,372
Mobistar SA	27,220	806,091

Bermuda 0.1%		1,570,472

Golden Ocean Group, Ltd.	550,900	419,200
Lancashire Holdings, Ltd.	98,879	1,151,272

Canada 3.3%		50,311,998

Alimentation Couche Tard, Inc.	15,300	605,127
BCE, Inc. (L)	88,900	3,547,909
Canadian National Railway Company	55,200	4,513,910
Canadian Natural Resources, Ltd.	216,400	6,214,285
Canadian Pacific Railway, Ltd.	13,400	987,047
Enbridge, Inc.	190,300	7,519,139
Encana Corp. (L)	346,300	6,920,300
First Quantum Minerals, Ltd.	118,700	2,078,988
Husky Energy, Inc.	64,000	1,444,392
IGM Financial, Inc.	41,800	1,608,704

1

International Core Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Canada (continued)

Methanex Corp.	21,300	$595,579
Metro, Inc.	36,600	1,807,587
Precision Drilling Corp. (I)	101,257	790,174
Research In Motion, Ltd. (I)(L)	237,700	2,462,497
RONA, Inc.	104,500	984,446
Royal Bank of Canada	76,800	3,833,122
Sun Life Financial, Inc. (Toronto Stock Exchange)	213,100	4,398,792

China 0.1%		1,277,870

Yangzijiang Shipbuilding Holdings, Ltd.	1,599,000	1,277,870

Denmark 0.6%		8,960,966

D/S Norden A/S	15,026	391,036
Novo Nordisk A/S	64,242	8,569,930

Finland 0.3%		5,039,580

Neste Oil OYJ	90,288	835,233
Nokia OYJ	1,586,381	4,204,347

France 9.6%		147,891,486

Air France KLM (I)(L)	468,822	1,975,280
Alcatel-Lucent (I)	15,210	23,860
Arkema SA (L)	41,507	2,726,157
Artprice.com (I)(L)	12,732	388,233
BNP Paribas SA (L)	33,222	1,059,701
Cie Generale d'Optique Essilor International SA	28,076	2,404,787
Dassault Systemes SA	25,987	2,372,045
France Telecom SA	264,857	3,339,835
Lagardere SCA	70,447	1,672,522
LVMH Moet Hennessy Louis Vuitton SA	21,470	3,184,379
PagesJaunes Groupe (I)(L)	270,803	607,882
Pernod-Ricard SA	22,064	2,163,547
Peugeot SA (I)(L)	324,004	3,203,125
Rallye SA	22,155	631,722
Renault SA	151,533	6,362,336
Sanofi	735,249	50,174,325
Societe Generale SA (I)	79,117	1,593,729
Total SA	1,274,060	55,126,342
Unibail-Rodamco SE	10,792	1,791,165
Vivendi SA	308,603	4,988,998
Wendel SA	5,707	375,679
Zodiac Aerospace	17,645	1,725,837

Germany 5.7%		86,734,141

Adidas AG	42,270	3,151,125
Aurubis AG	57,251	2,614,252
BASF SE	31,037	2,167,897
Bilfinger Berger SE	27,734	2,138,004
BMW AG	38,891	2,946,290
Continental AG	11,907	992,789
Deutsche Bank AG (L)	39,875	1,439,272
Deutsche Lufthansa AG	97,100	1,019,796
Deutsche Post AG	86,026	1,419,016
Duerr AG	19,898	1,120,820
E.ON AG	1,604,137	29,378,606
Fresenius Medical Care AG & Company KGaA	31,436	2,088,600
Fresenius SE & Company KGaA	41,267	3,901,728

2

International Core Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Germany (continued)

GEA Group AG	77,951	$1,983,695
Gildemeister AG (L)	28,592	473,513
HeidelbergCement AG	20,335	883,979
Lanxess AG	14,833	985,055
Leoni AG (L)	56,092	2,296,663
Muenchener Rueckversicherungs AG	14,577	1,809,475
Puma SE	4,903	1,480,954
RWE AG	261,411	9,567,199
Salzgitter AG (L)	33,918	1,450,738
SAP AG	136,280	7,820,152
SGL Carbon SE (L)	17,678	666,398
Suedzucker AG	67,894	2,066,538
Volkswagen AG	5,785	871,587

Greece 0.1%		1,645,736

Alpha Bank AE (I)	5,675	6,192
National Bank of Greece SA (I)	4,283	5,387
OPAP SA	233,118	1,243,308
Public Power Corp. SA	238,089	390,849

Hong Kong 1.4%		21,067,023

CLP Holdings, Ltd.	704,699	5,747,989
Esprit Holdings, Ltd.	1,373,095	2,203,897
Galaxy Entertainment Group, Ltd. (I)(L)	781,000	1,919,794
Hong Kong & China Gas Company, Ltd.	841,443	1,980,774
Melco International Development Ltd.	1,827,000	1,523,669
Pacific Basin Shipping, Ltd.	1,614,121	718,486
Power Assets Holdings, Ltd.	518,854	3,617,601
Sino-Forest Corp. (I)	26,210	0
Swire Pacific, Ltd., Class A	130,000	1,400,734
Swire Properties, Ltd.	122,500	326,277
Yue Yuen Industrial Holdings, Ltd.	521,880	1,627,802

Ireland 1.2%		17,988,384

C&C Group PLC	204,952	869,137
CRH PLC	257,900	4,367,843
DCC PLC	51,744	1,220,463
Experian PLC	87,077	1,215,207
Kerry Group PLC	55,751	2,406,021
Paddy Power PLC	35,892	2,313,506
Shire PLC	120,493	3,392,731
WPP PLC	184,450	2,203,476

Israel 0.2%		2,658,903

Africa Israel Investments, Ltd. (I)	292,822	920,055
Cellcom Israel, Ltd.	14,595	102,670
Mellanox Technologies, Ltd. (I)	15,439	916,577
Partner Communications Company, Ltd.	156,868	719,601

Italy 4.8%		73,395,954

Azimut Holding SpA	61,755	576,212
Banca Popolare di Milano SpA (I)	2,440,375	928,372
Banco Popolare Societa Cooperativa (I)	1,795,448	1,996,693
BGP Holdings PLC	2,714,128	3
Davide Campari Milano SpA	240,064	1,533,896
Enel SpA	6,838,722	19,524,606
ENI SpA	1,336,794	25,923,429

3

International Core Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Italy (continued)

Exor SpA	43,258	$927,761
Fiat Industrial SpA	115,362	1,167,291
Finmeccanica SpA (I)(L)	1,124,060	3,759,468
Fondiaria-Sai SpA (I)(L)	220,301	265,922
Impregilo SpA (L)	268,607	1,076,818
Italcementi SpA - RSP (L)	41,228	89,396
Lottomatica SpA	40,951	716,023
Mediaset SpA (L)	444,684	691,476
Mediolanum SpA (L)	240,175	700,585
Milano Assicurazioni SpA (I)	3,183,433	959,894
Pirelli & C. SpA	282,505	2,821,621
Recordati SpA	89,392	585,378
Snam SpA	1	4
Telecom Italia SpA (L)	5,045,215	4,167,726
Telecom Italia SpA, RSP (L)	4,492,716	3,052,419
Terna Rete Elettrica Nazionale SpA	348,353	1,165,426
Tod's SpA	7,733	765,535

Japan 23.4%		358,343,606

Accordia Golf Company, Ltd.	567	346,385
Advance Residence Investment Corp.	423	779,089
Advantest Corp.	60,600	816,428
AEON Company, Ltd.	495,600	5,997,728
AEON Credit Service Company, Ltd. (L)	88,100	1,421,873
Aiful Corp. (I)(L)	451,700	842,543
Alps Electric Company, Ltd.	239,446	1,769,130
Anritsu Corp. (L)	253,000	2,712,642
Asahi Group Holdings, Ltd.	111,900	2,385,806
Astellas Pharma, Inc.	184,700	7,234,003
Bridgestone Corp.	164,600	3,502,369
Calsonic Kansei Corp.	258,000	1,489,878
CAPCOM Company, Ltd.	53,000	1,020,767
Cosmo Oil Company, Ltd.	469,000	1,179,191
Credit Saison Company, Ltd.	107,600	2,047,220
Daikyo, Inc.	1,022,000	2,241,027
Daito Trust Construction Company, Ltd.	113,800	9,994,550
Daiwabo Holdings Company, Ltd.	262,000	484,389
Dena Company, Ltd.	46,300	963,861
DIC Corp.	322,000	588,239
Don Quijote Company, Ltd.	8,300	297,322
East Japan Railway Company	44,500	2,642,319
EDION Corp. (L)	167,800	888,603
Eisai Company, Ltd.	104,280	4,244,366
Electric Power Development Company, Ltd.	39,100	1,010,238
Fast Retailing Company, Ltd.	23,000	5,108,639
Fuji Electric Company, Ltd.	329,000	762,915
Fuji Heavy Industries, Ltd.	127,116	971,897
Fuji Oil Company, Ltd.	52,400	672,837
Gree, Inc. (L)	100,600	1,607,460
Gunze, Ltd.	275,000	707,392
Hanwa Company, Ltd.	216,000	798,066
Haseko Corp. (I)	3,758,000	2,431,161
Hikari Tsushin, Inc.	33,500	1,252,819
Honda Motor Company, Ltd.	52,412	1,666,504
Inpex Corp.	426	2,448,981
Isuzu Motors, Ltd.	543,000	2,888,113
ITOCHU Corp.	831,800	9,073,827

4

International Core Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Japan (continued)

Japan Tobacco, Inc.	1,299	$7,238,877
JFE Holdings, Inc.	201,100	3,236,722
JGC Corp.	41,000	1,123,374
Juki Corp.	240,000	362,799
JVC Kenwood Holdings, Ltd. (L)	123,800	411,813
JX Holdings, Inc.	1,939,000	9,808,305
K's Holding Corp. (L)	100,400	2,509,343
Kajima Corp.	1,617,000	4,215,744
Kakaku.com, Inc. (L)	28,900	899,751
Kao Corp.	140,650	3,628,518
Kawasaki Kisen Kaisha, Ltd. (I)(L)	1,052,000	1,930,125
KDDI Corp.	2,084	12,847,505
Kinugawa Rubber Industrial Company, Ltd.	148,000	924,744
Kobe Steel, Ltd.	810,000	965,371
Kohnan Shoji Company, Ltd. (L)	54,800	705,035
Konami Corp.	100,523	2,109,540
Lawson, Inc.	44,000	3,079,868
Leopalace21 Corp. (I)	421,700	1,136,882
Look Inc	83,000	412,002
Marubeni Corp.	896,824	5,705,771
Mazda Motor Corp. (I)	1,994,000	2,525,006
Mediceo Holdings Company, Ltd.	77,800	983,167
Mitsubishi Chemical Holdings Corp.	806,500	3,545,439
Mitsubishi Corp.	365,695	7,117,694
Mitsubishi UFJ Lease & Finance Company, Ltd.	42,500	1,585,304
Mitsui & Company, Ltd.	149,400	2,092,611
Mitsui Engineering & Shipbuilding Company, Ltd.	745,000	992,661
Mitsui Mining & Smelting Company, Ltd.	791,000	1,785,916
Mitsui O.S.K. Lines, Ltd.	1,213,000	4,252,591
Mizuho Financial Group, Inc.	3,474,800	5,068,500
Nachi-Fujikoshi Corp.	128,000	566,292
Namco Bandai Holdings, Inc.	147,000	1,786,483
NET One Systems Company, Ltd.	169,400	2,335,224
Nikon Corp.	79,500	2,200,276
Nintendo Company, Ltd.	26,900	3,117,236
Nippon Light Metal Company, Ltd.	1,296,000	1,725,377
Nippon Paper Group, Inc. (L)	131,400	2,018,209
Nippon Steel Corp.	1,838,000	4,099,001
Nippon Telegraph & Telephone Corp.	384,700	16,557,008
Nippon Yusen Kabushiki Kaisha	1,489,000	3,963,378
Nipro Corp.	233,700	1,338,293
Nisshinbo Holdings, Inc.	95,000	754,808
Nitori Holdings Company, Ltd.	34,100	3,076,928
Nitto Boseki Company, Ltd.	345,000	999,739
NTT DoCoMo, Inc.	3,933	6,270,458
Obayashi Corp.	387,000	1,498,332
OKI Electric Industry Company, Ltd. (I)	269,000	371,810
Osaka Gas Company, Ltd.	486,120	1,901,075
Penta-Ocean Construction Company, Ltd. (L)	694,000	1,552,998
Point, Inc.	60,970	2,192,957
Resona Holdings, Inc.	2,521,600	9,446,586
Ricoh Company, Ltd.	156,000	1,127,017
Round One Corp.	237,400	1,247,438
Ryohin Keikaku Company, Ltd.	36,000	1,835,947
Sankyo Company, Ltd.	54,000	2,598,432
Sanrio Company, Ltd. (L)	46,500	1,501,276
Sapporo Hokuyo Holdings, Inc.	140,300	404,064

5

International Core Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Japan (continued)

SCSK Corp.	50,300	$722,183
Sega Sammy Holdings, Inc.	116,300	2,060,216
Seven & I Holdings Company, Ltd.	141,400	4,244,005
Shimamura Company, Ltd.	12,600	1,427,287
Shinko Electric Industries Company, Ltd. (L)	116,000	834,675
Ship Healthcare Holdings, Inc.	21,400	504,033
Showa Shell Sekiyu KK	182,800	1,081,000
Sojitz Corp.	1,530,300	2,417,109
Sumitomo Corp.	855,200	11,433,032
Sumitomo Light Metal Industries, Ltd.	787,000	790,528
Sumitomo Mitsui Financial Group	130,600	3,792,156
Sumitomo Osaka Cement Company, Ltd.	406,000	1,200,604
SxL Corp. (I)(L)	449,000	822,804
Taiheiyo Cement Corp.	2,185,000	4,417,535
Taisei Corp.	1,541,000	3,743,401
Taiyo Yuden Company, Ltd. (L)	53,000	464,344
Takeda Pharmaceutical Company, Ltd.	480,489	20,037,052
The Daiei, Inc. (I)(L)	197,000	486,731
Toho Zinc Company, Ltd.	246,000	888,554
Tokuyama Corp. (L)	174,000	406,537
Tokyo Gas Company, Ltd.	397	1,881
Tokyo Steel Manufacturing Company, Ltd.	700	4,131
Tokyo Tatemono Company, Ltd. (I)	638,000	2,043,760
TonenGeneral Sekiyu KK (L)	172,133	1,565,102
Toray Industries, Inc.	137,000	912,374
Tosoh Corp.	400,000	1,010,182
Toyota Motor Corp.	231,200	8,874,837
Toyota Tsusho Corp.	253,800	4,663,157
Tsugami Corp. (L)	73,000	608,845
Unicharm Corp.	38,200	2,063,964
Unipres Corp.	26,400	725,139
Unitika, Ltd. (I)	971,000	507,268
UNY Company, Ltd.	287,700	2,990,651
USS Company, Ltd.	19,790	1,999,312
Wacom Company, Ltd.	161	321,336
West Japan Railway Company	31,400	1,229,970
Yahoo! Japan Corp.	5,501	1,599,690
Yamada Denki Company, Ltd.	154,710	7,742,773
Yamato Transport Company, Ltd.	46,900	727,251

Jersey, C.I. 0.2%		2,820,413

Randgold Resources, Ltd.	35,465	2,820,413

Netherlands 3.9%		59,213,151

Aegon NV	913,314	3,886,912
ASML Holding NV	108,419	4,986,891
CSM NV	47,077	783,987
European Aeronautic Defence & Space Company NV	220,861	7,435,544
ING Groep NV, ADR (I)	668,318	3,907,061
Koninklijke Ahold NV	56,324	663,144
Koninklijke BAM Groep NV	456,375	1,157,737
Royal Dutch Shell PLC, B Shares	518,510	16,725,507
Royal Dutch Shell PLC, Class A (London Stock Exchange)	340,463	10,591,807
SNS REAAL NV (I)(L)	155,136	219,856
Unilever NV	258,616	8,156,756
Wereldhave NV	11,378	697,949

6

International Core Fund
As of 5-31-12 (Unaudited)

	Shares	Value

New Zealand 0.6%		$9,819,972

Chorus, Ltd.	605,542	1,487,767
Fletcher Building, Ltd. (New Zealand Exchange)	361,491	1,713,613
Telecom Corp. of New Zealand, Ltd.	3,403,979	6,618,592

Norway 0.1%		2,251,201

Aker Solutions ASA	60,824	812,653
TGS Nopec Geophysical Company ASA	57,450	1,438,548

Portugal 0.3%		4,740,233

EDP - Energias de Portugal SA	1,224,928	2,552,941
Jeronimo Martins SGPS SA	122,957	2,187,292

Singapore 1.5%		23,026,894

CapitaCommercial Trust	640,000	609,712
Ezra Holdings, Ltd. (I)	1,650,000	1,211,394
Golden Agri-Resources, Ltd.	10,826,000	5,444,782
Jaya Holdings, Ltd. (I)	876,000	416,842
Midas Holdings, Ltd. (L)	1,933,000	461,554
Oversea-Chinese Banking Corp., Ltd.	101,987	660,015
Singapore Exchange, Ltd.	453,000	2,170,103
Singapore Press Holdings, Ltd.	786,000	2,303,181
Singapore Telecommunications, Ltd.	3,618,350	8,693,876
Swiber Holdings, Ltd. (I)	1,317,000	542,510
Venture Corp., Ltd.	83,000	512,925

Spain 4.4%		67,605,560

Abengoa SA (L)	46,944	530,990
Banco Bilbao Vizcaya Argentaria SA	741,497	4,249,788
Banco Popular Espanol SA (L)	1,133,992	2,301,415
Banco Santander SA (I)	2,768,520	14,723,981
Ferrovial SA	128,627	1,220,076
Fomento de Construcciones y Contratas SA (L)	62,127	783,636
Gas Natural SDG SA	447,634	4,878,088
Grifols SA (I)	123,564	2,810,612
Grifols SA, B Shares (I)	12,356	210,137
Iberdrola SA	1,683,958	6,435,637
Inditex SA	60,807	5,040,775
Repsol YPF SA	294,605	4,424,784
Telefonica SA (L)	1,799,467	19,995,641

Sweden 0.5%		6,890,120

Boliden AB	100,286	1,292,016
Investor AB, B Shares	152,520	2,674,367
NCC AB	62,019	1,043,268
Swedbank AB, Class A	131,326	1,880,469

Switzerland 4.4%		68,131,013

Nestle SA	369,854	21,007,864
Novartis AG	432,841	22,547,158
Roche Holdings AG	120,037	18,822,737
Wolseley PLC	95,418	3,262,281
Zurich Financial Services AG (I)	12,119	2,490,973

United Kingdom 18.9%		290,401,473

3i Group PLC	362,926	982,002
Aberdeen Asset Management PLC	242,856	910,232
Admiral Group PLC	28,855	463,290
Aggreko PLC	113,955	3,862,677

7

International Core Fund
As of 5-31-12 (Unaudited)

	Shares	Value

United Kingdom (continued)

Amlin PLC	244,715	$1,200,561
ARM Holdings PLC	1	8
Associated British Foods PLC	91,547	1,679,289
AstraZeneca PLC	1,098,739	44,358,492
Aviva PLC (I)	391,593	1,580,242
BAE Systems PLC	2,448,636	10,339,698
Barclays PLC	5,551,748	15,263,305
BP PLC	3,621,843	22,015,019
British American Tobacco PLC	379,787	17,880,105
BT Group PLC	2,742,816	8,727,198
Bunzl PLC	85,934	1,355,540
Burberry Group PLC	164,263	3,465,066
Cable & Wireless Worldwide	1,028,171	538,486
Cobham PLC	629,913	2,171,605
Cookson Group PLC	126,382	1,222,068
Diageo PLC	495,491	11,812,000
Dixons Retail PLC (I)	3,838,088	847,367
Drax Group PLC	366,709	3,096,656
Fenner PLC	55,610	323,594
FirstGroup PLC	496,410	1,614,953
GlaxoSmithKline PLC	1,830,110	40,620,857
Halfords Group PLC	74,400	278,215
Home Retail Group PLC (L)	1,784,159	2,160,605
HSBC Holdings PLC	1,544	12,195
IMI PLC	84,628	1,155,403
Imperial Tobacco Group PLC	125,692	4,538,987
ITV PLC	1,068,645	1,207,556
Jazztel PLC (I)	245,020	1,352,300
Ladbrokes PLC	136,106	357,462
Legal & General Group PLC	1,087,837	1,861,021
Lloyds Banking Group PLC (I)	14,000,626	5,524,685
National Express Group PLC	100,913	293,866
Next PLC	138,713	6,493,424
Pearson PLC	135,178	2,370,113
Playtech, Ltd.	97,741	525,360
Premier Foods PLC (I)	155,536	264,560
Prudential PLC	91,706	964,350
Punch Taverns PLC (I)	644,963	82,488
Rio Tinto PLC	270,489	11,664,564
Rockhopper Exploration Plc (I)	104,011	489,757
Rolls-Royce Holdings PLC (I)	548,878	6,982,575
Royal Bank of Scotland Group PLC (I)	4,707,046	1,462,964
SABMiller PLC	87,334	3,234,101
Scottish & Southern Energy PLC	166,142	3,389,098
Spirit Pub Company PLC	510,397	401,402
Tate & Lyle PLC	182,214	1,889,355
Taylor Wimpey PLC	428,293	283,055
Telecity Group PLC (I)	88,561	1,121,251
The Sage Group PLC	404,387	1,598,882
The Weir Group PLC	44,112	1,055,938
Thomas Cook Group PLC (L)	2,111,067	610,482
Trinity Mirror PLC (I)	140,795	55,592
Tullett Prebon PLC	182,091	773,196
United Utilities Group PLC	109,843	1,117,412
Vodafone Group PLC	9,536,892	25,545,942
WH Smith PLC	42,469	315,202
William Hill PLC	620,167	2,587,002

8

International Core Fund
As of 5-31-12 (Unaudited)

			Shares	Value

United Kingdom (continued)

Yell Group PLC (I)(L)			2,616,973	$50,803

			Shares	Value

Preferred Securities 0.4%				$6,711,864

(Cost $6,850,964)

Germany 0.4%				6,634,961

Bayerische Motoren Werke (BMW) AG			12,011	616,222
Henkel AG & Company KGaA			16,812	1,096,184
Hugo Boss AG			4,753	462,289
Porsche Automobil Holding SE			86,927	4,460,266

United Kingdom 0.0%				76,903

Rolls-Royce Holdings PLC, C shares (I)			49,897,804	76,903

			Shares	Value

Rights 0.1%				$780,817

(Cost $912,243)

Fiat Industrial Spa (Expiration Date: 06/20/2012; Strike Price: EUR 5.98) (I)			115,362	4
Fiat Industrial Spa (Expiration Date: 06/20/2012; Strike Price: EUR 5.94) (I)			115,362	2
Gas Natural SDG SA (Expiration Date: 6/28/2012) (I)(N)			447,634	257,931
Telefonica SA (Expiration Date: 06/12/2012) (I)(L)(N)			1,799,452	522,880

		Yield	Shares	Value

Securities Lending Collateral 4.1%				$62,688,490

(Cost $62,694,332)

John Hancock Collateral Investment Trust (W)		0.3309%(Y)	6,264,339	62,688,490

		Maturity	Par value
	Yield	date		Value

Short-Term Investments 5.6%				$85,498,081

(Cost $85,498,081)

Money Market Funds 5.6%				85,498,081

State Street Institutional Treasury Money Market Fund (Y)		0.0000%	85,498,081	85,498,081

Total investments (Cost $1,830,570,690)† 102.4%				$1,569,338,193

Other assets and liabilities, net (2.4%)				($36,526,420)

Total net assets 100.0%			$1,532,811,773

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

EUR Euro

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-12.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

9

International Core Fund
As of 5-31-12 (Unaudited)

(Y) The rate shown is the annualized seven-day yield as of 5-31-12.

† At May 31, 2012, the aggregate cost of investment securities for federal income tax purposes was $1,845,667,120. Net unrealized depreciation aggregated $276,328,927, of which $55,790,876 related to appreciated investment securities and $332,119,803 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 5-31-12:

Health Care	15.3%
Financials	12.0%
Energy	11.9%
Consumer Discretionary	10.2%
Industrials	10.0%
Telecommunication Services	9.6%
Consumer Staples	9.4%
Utilities	6.3%
Materials	4.7%
Information Technology	3.3%
Short-Term Investments & Other	7.3%

10

International Core Fund
As of 5-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/12	Price	Inputs	Inputs

Common Stocks
Australia	$78,748,701	—	$78,748,701	—
Austria	7,569,219	—	7,569,219	—
Belgium	15,554,872	—	15,554,872	—
Bermuda	1,570,472	—	1,570,472	—
Canada	50,311,998	$50,311,998	—	—
China	1,277,870	—	1,277,870	—
Denmark	8,960,966	—	8,960,966	—
Finland	5,039,580	—	5,039,580	—
France	147,891,486	—	147,891,486	—
Germany	86,734,141	—	86,734,141	—
Greece	1,645,736	—	1,645,736	—
Hong Kong	21,067,023	—	21,067,023	—

11

International Core Fund
As of 5-31-12 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/12	Price	Inputs	Inputs
Ireland	$17,988,384	—	$17,988,384	—
Israel	2,658,903	—	2,658,903	—
Italy	73,395,954	—	73,395,954	—
Japan	358,343,606	—	358,343,606	—
Jersey, C.I.	2,820,413	—	2,820,413	—
Netherlands	59,213,151	—	59,213,151	—
New Zealand	9,819,972	—	9,819,972	—
Norway	2,251,201	—	2,251,201	—
Portugal	4,740,233	—	4,740,233	—
Singapore	23,026,894	—	23,026,894	—
Spain	67,605,560	—	67,605,560	—
Sweden	6,890,120	—	6,890,120	—
Switzerland	68,131,013	—	68,131,013	—
United Kingdom	290,401,473	—	290,401,473	—
Preferred Securities
Germany	6,634,961	—	6,634,961	—
United Kingdom	76,903	—	76,903	—
Rights	780,817	$780,817	—	—
Securities Lending Collateral	62,688,490	62,688,490	—	—
Short-Term Investments	85,498,081	85,498,081	—	—

Total investments in Securities	$1,569,338,193	$199,279,386	$1,370,058,807	—
Other Financial Instruments
Futures	($7,754,569)	$1,997,307	($9,751,876)	—
Forward Foreign Currency Contracts	(135,525)	—	(135,525)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

During the period ended May 31, 2012, the Fund used futures contracts to gain or hedge exposure to certain securities markets. The following table summarizes the contracts held at May 31, 2012. During the period ended May 31, 2012, the Fund held futures contracts with USD notional values ranging from $125.8 million to $138.3 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATIONED
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

FTSE MIB Index Futures	267	Long	June 2012	$21,238,269	$(4,867,442)
IBEX 35 Index Futures	1	Long	June 2012	74,929	(8,463)
OMX 30 Index Futures	1	Long	June 2012	13,408	(505)
SGX MSCI Singapore Index Futures	113	Long	June 2012	5,582,477	10,629
CAC 40 Index Futures	4	Long	June 2012	148,380	(2,557)
TOPIX Index Futures	374	Long	June 2012	34,221,286	(4,884,434)
FTSE 100 Index Futures	164	Long	June 2012	13,367,045	(783,240)
DAX Index Futures	57	Long	June 2012	10,993,200	(828,676)
S&P TSE 60 Index Futures	294	Short	June 2012	(37,323,212)	2,816,145
ASX SPI 200 Index Futures	121	Short	June 2012	(12,001,711)	793,974
					($7,754,569)

12

International Core Fund
As of 5-31-12 (Unaudited)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2012 the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at May 31, 2012. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from $281.4 million to $490.1 million as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERD BY			UNREALIZED
	COVERD BY	CONTRACT		SETTLEMENT	APPRECIATION
Currency	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

Pound Sterling	7,249,062	$11,551,902	Bank of America N.A.	6-26-12	($380,758)

Pound Sterling	8,626,968	13,731,718	Brown Brothers Harriman & Company	6-26-12	(437,156)

Pound Sterling	2,819,785	4,496,925	JPMorgan Chase Bank	6-26-12	(151,505)

Pound Sterling	10,834,126	17,253,887	Mellon Bank NA	6-26-12	(557,992)

Pound Sterling	5,351,804	8,524,535	Morgan Stanley Capital Services, Inc.	6-26-12	(277,155)

Pound Sterling	8,260,364	13,170,415	Royal Bank of Scotland PLC	6-26-12	(440,808)
Hong Kong
Dollar	41,093,478	5,297,190	Barclays Bank PLC	6-26-12	(2,342)
Hong Kong
Dollar	105,805,753	13,640,035	Brown Brothers Harriman & Company	6-26-12	(7,086)
Hong Kong
Dollar	24,623,000	3,174,211	JPMorgan Chase Bank	6-26-12	(1,566)
Hong Kong
Dollar	41,093,478	5,297,674	Morgan Stanley Capital Services, Inc.	6-26-12	(2,827)
Hong Kong
Dollar	94,442,890	12,174,900	State Street Bank & Trust Company	6-26-12	(6,043)
Swedish
Krona	22,137,987	3,269,240	Bank of America N.A.	6-26-12	(224,393)
Swedish
Krona	9,275,289	1,375,308	Brown Brothers Harriman & Company	6-26-12	(99,589)
Singapore
Dollar	21,386,458	17,131,780	Bank of America N.A.	6-26-12	(534,388)
Singapore
Dollar	13,331,429	10,668,216	Barclays Bank PLC	6-26-12	(322,091)
Singapore
Dollar	1,942,000	1,554,696	JPMorgan Chase Bank	6-26-12	(47,567)
Singapore
Dollar	3,337,439	2,673,095	Mellon Bank NA	6-26-12	(83,008)
Singapore
Dollar	3,752,879	3,003,579	Royal Bank of Scotland PLC	6-26-12	(91,082)

13

International Core Fund
As of 5-31-12 (Unaudited)

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERD BY			UNREALIZED
	COVERD BY	CONTRACT		SETTLEMENT	APPRECIATION
	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)
BUYS (continued)
Singapore
Dollar	2,906,439	$2,326,203	State Street Bank & Trust Company	6-26-12	($70,602)

		$150,315,509			($3,737,958)

SELLS

Australian
Dollar	6,273,706	6,473,837	Bank of America N.A.	6-26-12	375,099
Australian
Dollar	6,020,365	6,130,839	Brown Brothers Harriman & Company	6-26-12	278,376
Canadian
Dollar	15,988,529	16,154,892	Bank of America N.A.	6-26-12	683,190
Canadian
Dollar	8,597,508	8,614,392	Barclays Bank PLC	6-26-12	294,798
Canadian
Dollar	6,671,168	6,735,752	JPMorgan Chase Bank	6-26-12	280,227
Canadian
Dollar	9,827,877	9,944,245	Morgan Stanley Capital Services, Inc.	6-26-12	434,053
Canadian
Dollar	8,592,538	8,653,136	Royal Bank of Scotland PLC	6-26-12	338,351
Canadian
Dollar	2,240,056	2,245,283	Royal Bank of Scotland PLC	6-26-12	77,637

Euro	8,338,399	10,932,058	Brown Brothers Harriman & Company	6-26-12	620,677

Euro	4,525,960	5,946,487	JPMorgan Chase Bank	6-26-12	349,621

Euro	11,746,955	15,427,863	State Street Bank & Trust Company	6-26-12	901,414

Japanese Yen	342,577,105	4,250,125	Deutsche Bank AG	6-26-12	(122,701)

Japanese Yen	2,490,785,852	30,940,401	JPMorgan Chase Bank	6-26-12	(853,242)

Japanese Yen	152,430,105	1,890,629	Mellon Bank NA	6-26-12	(55,065)

		$134,339,939			$3,602,435

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2012 by risk category:

		ASSET	LIABILITY
		DERIVATIVES	DERIVATIVES
RISK	FINANCIAL INSTRUMENTS LOCATION	FAIR VALE	FAIR VALUE

Equity Contracts	Futures	$3,620,748	($11,375,317)

Foreign Exchange Contracts	Foreign forward currency contracts	4,633,443	(4,768,966)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

66Q1 5/12
7/12

JOHN HANCOCK
MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

International Growth Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Common Stocks 95.5%		$125,938,063

(Cost $122,717,662)

Australia 3.9%		5,101,746

AGL Energy, Ltd.	14,540	215,061
Australia & New Zealand Banking Group, Ltd.	7,759	158,206
BlueScope Steel, Ltd. (I)	171,873	57,655
Campbell Brothers, Ltd.	3,707	208,829
Coca-Cola Amatil, Ltd.	18,344	229,522
Cochlear, Ltd.	1,549	94,569
CSL, Ltd.	19,989	732,383
Iluka Resources, Ltd.	12,055	156,237
Qantas Airways, Ltd. (I)	41,408	59,907
QR National, Ltd.	33,537	111,262
Telstra Corp., Ltd.	232,575	803,757
Transurban Group, Ltd.	28,652	157,807
Wesfarmers, Ltd.	21,422	608,778
Woodside Petroleum, Ltd.	2,437	76,109
Woolworths, Ltd.	55,606	1,431,664

Austria 0.1%		96,317

Andritz AG	11	584
Erste Group Bank AG (I)	3,067	53,564
Voestalpine AG	1,679	42,169

Belgium 1.3%		1,685,097

Ageas	31,398	49,724
Anheuser-Busch InBev NV	17,161	1,161,561
Bekaert SA (L)	2,180	56,961
Colruyt SA	6,049	243,216
Mobistar SA (L)	2,758	81,675
Telenet Group Holding NV	2,253	91,960

Bermuda 0.1%		141,978

Lancashire Holdings, Ltd.	12,194	141,978

Canada 4.2%		5,544,103

BCE, Inc. (L)	13,300	530,790
Canadian National Railway Company	16,300	1,332,912
Canadian Pacific Railway, Ltd.	1,700	125,222
Enbridge, Inc. (L)	34,800	1,375,019
Franco-Nevada Corp.	3,000	126,146
Goldcorp, Inc.	5,300	193,455
Pembina Pipeline Corp.	4,000	107,779
Rogers Communications, Inc., Class B (L)	9,100	311,189
Royal Bank of Canada	12,000	598,925
Saputo, Inc. (L)	5,300	219,625
Shaw Communications, Inc., Class B (L)	8,500	162,536
Shoppers Drug Mart Corp. (L)	3,500	139,648
Valeant Pharmaceuticals International, Inc. (I)	3,202	156,465
Yamana Gold, Inc.	11,200	164,392

China 0.1%		151,821

AAC Acoustic Technologies Holdings, Inc.	20,000	63,113
Yangzijiang Shipbuilding Holdings, Ltd.	111,000	88,708

Denmark 2.7%		3,629,043

Coloplast A/S	613	105,575

1

International Growth Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Denmark (continued)

Novo Nordisk A/S	24,799	$3,308,205
Novozymes A/S, B shares	8,003	215,263

Finland 0.3%		375,530

Fortum OYJ	4,719	85,932
Kone OYJ	4,133	231,542
Sampo OYJ, Class A	2,504	58,056

France 5.0%		6,577,255

Air France KLM (I)(L)	10,453	44,041
Air Liquide SA	1,019	110,570
Alcatel-Lucent (I)	38,404	60,245
Arkema SA (L)	2,073	136,154
BNP Paribas SA	10	319
Bureau Veritas SA	3,052	263,432
Carrefour SA	18,915	326,370
Casino Guichard Perrachon SA (L)	697	58,450
Cie de Saint-Gobain	1,554	55,299
Cie Generale d'Optique Essilor International SA	8,883	760,854
Credit Agricole SA (I)	10,123	36,289
Danone SA	6,356	408,017
Dassault Systemes SA	4,432	404,545
Eutelsat Communications	7,296	191,252
Faurecia (L)	3,312	54,779
ICADE (I)	1,347	104,748
Iliad SA	1,333	172,412
L'Oreal SA	3,586	404,785
Legrand SA, ADR (L)	4,425	133,520
LVMH Moet Hennessy Louis Vuitton SA	1,350	200,229
Neopost SA	1,527	79,612
Pernod-Ricard SA	3,176	311,431
Publicis Groupe SA	2,867	134,042
Remy Cointreau SA	1,240	123,445
Renault SA	1,930	81,034
Safran SA	43	1,483
Sanofi	5,403	368,708
Sodexo	1,525	110,982
Suez Environnement Company (L)	4,695	51,278
Technip SA	2,065	189,438
Total SA	11,692	505,892
Unibail-Rodamco SE	1,497	248,459
Wendel SA	2,171	142,912
Zodiac Aerospace	3,090	302,229

Germany 5.7%		7,562,158

Adidas AG	5,572	415,379
Aixtron SE NA	3,245	47,515
Aurubis AG	3,023	138,039
BASF SE	2,333	162,957
Beiersdorf AG	4,633	292,375
Bilfinger Berger SE	1,972	152,021
BMW AG (L)	2,310	175,000
Continental AG	2,021	168,508
Deutsche Boerse AG	2,005	95,823
Deutsche Lufthansa AG	11,488	120,653
Duerr AG	1,652	93,054
Fielmann AG	1,339	115,081

2

International Growth Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Germany (continued)

Fraport AG	629	$31,847
Freenet AG	9,841	135,727
Fresenius Medical Care AG & Company KGaA	4,323	287,219
Fresenius SE & Company KGaA	3,827	361,837
GEA Group AG	6,545	166,557
HeidelbergCement AG	2,382	103,548
Henkel AG & Company, KGaA	1,406	77,112
K&S AG	3,886	155,312
Kabel Deutschland Holding AG (I)	3,537	200,804
Leoni AG	982	40,208
Merck KGaA	1,630	150,869
Metro AG	3,898	112,201
Muenchener Rueckversicherungs AG	1,104	137,042
Rheinmetall AG	1,622	66,936
SAP AG	42,490	2,438,203
SGL Carbon SE (L)	3,229	121,722
Software AG	2,595	76,912
Stada Arzneimittel AG (L)	3,742	106,425
Suedzucker AG	6,949	211,512
ThyssenKrupp AG	7,947	131,247
TUI AG (I)	10,526	58,874
Volkswagen AG	1,810	272,701
Wacker Chemie AG (L)	770	52,639
Wincor Nixdorf AG	2,511	88,299

Greece 0.0%		373

OPAP SA	70	373

Hong Kong 2.4%		3,176,685

AIA Group, Ltd.	40,400	131,468
Cheung Kong Infrastructure Holdings, Ltd.	21,000	115,865
CLP Holdings, Ltd.	72,500	591,358
Galaxy Entertainment Group, Ltd. (I)	69,000	169,611
Hang Seng Bank, Ltd.	17,000	219,404
Hong Kong & China Gas Company, Ltd.	287,505	676,793
Hong Kong Exchanges & Clearing, Ltd.	12,500	175,975
Jardine Matheson Holdings, Ltd.	3,600	173,706
Noble Group, Ltd.	67,000	57,697
Power Assets Holdings, Ltd.	72,000	502,005
Sun Hung Kai Properties, Ltd.	7,000	79,237
The Link REIT	47,500	183,892
Xinyi Glass Holdings Company, Ltd.	166,000	99,674

Ireland 2.0%		2,695,178

CRH PLC	14,807	250,774
DCC PLC	4,032	95,101
Elan Corp. PLC (I)	14,032	197,387
Experian PLC	40,139	560,162
Kerry Group PLC	8,327	359,365
Paddy Power PLC	6,201	399,700
Shire PLC	21,556	606,954
WPP PLC	18,896	225,735

Italy 0.2%		275,533

Assicurazioni Generali SpA	14,457	147,668
Atlantia SpA (L)	6,623	82,135
Mediobanca SpA	13,025	45,730

3

International Growth Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Japan 21.4%		$28,158,250

AEON Company, Ltd.	10,600	128,281
Ajinomoto Company, Inc.	8,000	107,944
Anritsu Corp. (L)	8,000	85,775
Asahi Group Holdings, Ltd.	12,900	275,039
Astellas Pharma, Inc.	8,300	325,080
Bridgestone Corp.	12,700	270,231
Canon, Inc.	29,300	1,167,733
CAPCOM Company, Ltd.	4,700	90,521
Central Japan Railway Company, Ltd.	34	276,165
Chiyoda Corp.	8,000	94,261
Chugai Pharmaceutical Company, Ltd.	17,900	322,457
Credit Saison Company, Ltd.	6,100	116,060
Daihatsu Motor Company, Ltd.	7,000	119,828
Daito Trust Construction Company, Ltd.	8,500	746,517
Dena Company, Ltd.	8,000	166,542
DIC Corp.	57,000	104,129
East Japan Railway Company	6,000	356,268
Eisai Company, Ltd.	13,000	529,121
FamilyMart Company, Ltd.	2,800	127,053
FANUC Corp.	2,600	447,194
Fast Retailing Company, Ltd.	3,800	844,036
Gree, Inc. (L)	9,500	151,798
Haseko Corp. (I)	83,500	54,019
Hirose Electric Company, Ltd.	1,100	100,335
Hisamitsu Pharmaceutical Company, Inc.	7,300	321,013
Honda Motor Company, Ltd.	12,600	400,632
Hoya Corp.	17,800	381,060
Idemitsu Kosan Company, Ltd.	800	72,234
IHI Corp.	45,000	92,019
Inpex Corp.	60	344,927
Isetan Mitsukoshi Holdings, Ltd.	10,900	109,269
Isuzu Motors, Ltd.	29,000	154,245
ITOCHU Corp.	40,300	439,619
Izumi Company, Ltd.	2,900	58,537
Japan Tobacco, Inc.	126	702,154
JFE Holdings, Inc.	10,200	164,170
JGC Corp.	8,000	219,195
K's Holding Corp.	4,700	117,469
Kao Corp.	25,500	657,854
KDDI Corp.	163	1,004,867
Keio Corp.	16,000	109,750
Keyence Corp.	2,000	450,671
Kintetsu Corp. (L)	35,000	121,731
Kobe Steel, Ltd.	57,000	67,934
Komatsu, Ltd.	5,600	133,693
Konami Corp.	8,500	178,378
Kurita Water Industries, Ltd.	3,700	80,904
Lawson, Inc.	7,300	510,978
Leopalace21 Corp. (I)	31,500	84,922
Makita Corp.	3,600	121,644
Marubeni Corp.	49,000	311,748
Mazda Motor Corp. (I)	156,000	197,543
Mediceo Holdings Company, Ltd.	9,300	117,525
Mitsubishi Chemical Holdings Corp.	23,000	101,110
Mitsubishi Corp.	21,500	418,465
Mitsubishi Electric Corp.	16,000	125,314
Mitsubishi Estate Company, Ltd.	7,000	108,088

4

International Growth Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Japan (continued)

Mitsui Engineering & Shipbuilding Company, Ltd.	74,000	$98,600
Namco Bandai Holdings, Inc.	14,500	176,218
NEC Corp. (I)	31,000	44,513
NET One Systems Company, Ltd.	12,374	170,579
Nidec Corp.	2,000	162,747
Nikon Corp.	5,500	152,220
Nintendo Company, Ltd.	3,400	394,000
Nippon Telegraph & Telephone Corp.	4,900	210,890
Nissan Motor Company, Ltd.	8,200	78,750
Nitori Holdings Company, Ltd.	4,850	437,628
Nitto Denko Corp.	5,500	222,062
Nomura Research Institute, Ltd.	6,000	129,125
NTT DoCoMo, Inc.	366	583,521
Odakyu Electric Railway Company, Ltd.	38,000	344,585
Ono Pharmaceutical Company, Ltd.	1,900	107,048
Oriental Land Company, Ltd.	2,900	316,282
Point, Inc.	2,130	76,611
Rakuten, Inc.	180	192,063
Resona Holdings, Inc.	46,700	174,951
Ricoh Company, Ltd.	10,000	72,245
Ryohin Keikaku Company, Ltd.	2,000	101,997
Sankyo Company, Ltd.	1,600	76,991
Sanrio Company, Ltd. (L)	2,700	87,171
Santen Pharmaceutical Company, Ltd.	6,100	220,789
Sawai Pharmaceutical Company, Ltd.	1,400	149,450
Secom Company, Ltd.	4,100	180,540
Sega Sammy Holdings, Inc.	7,500	132,860
Seven & I Holdings Company, Ltd.	11,500	345,163
Shimamura Company, Ltd.	2,000	226,553
Shimano, Inc.	2,900	175,756
Shimizu Corp.	17,000	56,275
Shin-Etsu Chemical Company, Ltd.	6,000	307,078
Shiseido Company, Ltd.	11,800	185,199
Shizuoka Bank, Ltd.	14,000	136,243
SMC Corp.	1,200	196,230
Softbank Corp.	5,300	165,036
Stanley Electric Company, Ltd.	9,000	124,512
Start Today Company, Ltd. (L)	4,964	73,008
Sumitomo Corp.	10,100	135,025
Sumitomo Metal Mining Company, Ltd.	7,000	78,602
Sumitomo Mitsui Financial Group	11,900	345,533
Sysmex Corp.	4,600	188,236
Takeda Pharmaceutical Company, Ltd.	14,900	621,350
Terumo Corp.	10,300	368,875
Tobu Railway Company, Ltd.	29,000	141,742
Tokyu Corp.	34,000	150,659
Toray Industries, Inc.	51,000	339,643
Toshiba Corp.	34,000	127,257
Toyota Motor Corp.	25,500	978,842
Toyota Tsusho Corp.	5,000	91,867
Trend Micro, Inc.	6,600	180,147
Tsumura & Company, Ltd.	6,500	142,802
Unicharm Corp.	8,500	459,259
USS Company, Ltd.	1,190	120,221
West Japan Railway Company	5,700	223,275
Yahoo! Japan Corp.	1,241	360,883
Yamada Denki Company, Ltd.	5,460	273,257

5

International Growth Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Japan (continued)

Yamato Kogyo Company, Ltd.	3,000	$80,913
Yamato Transport Company, Ltd.	11,500	178,324

Jersey, C.I. 0.2%		255,837

Randgold Resources, Ltd.	3,217	255,837

Luxembourg 0.4%		481,199

Millicom International Cellular SA, ADR	2,346	201,386
SES SA	12,501	279,813

Macau 0.2%		318,794

Sands China, Ltd.	93,600	318,794

Netherlands 3.2%		4,217,961

ASML Holding NV	8,947	411,530
European Aeronautic Defence & Space Company NV	19,272	648,814
Gemalto NV	1,266	80,976
Koninklijke (Royal) KPN NV (L)	48,897	463,521
Koninklijke Ahold NV	19,743	232,449
Reed Elsevier NV	10,204	106,165
Royal Dutch Shell PLC, B Shares	7,431	239,701
Unilever NV (L)	64,515	2,034,805

New Zealand 0.2%		230,349

Telecom Corp. of New Zealand, Ltd.	118,470	230,349

Norway 0.3%		412,195

Telenor ASA	11,050	161,961
TGS Nopec Geophysical Company ASA (L)	4,379	109,650
Yara International ASA	3,710	140,584

Singapore 2.1%		2,824,501

Ezra Holdings, Ltd. (I)	75,000	55,063
Golden Agri-Resources, Ltd.	511,000	257,000
Hyflux, Ltd. (L)	59,500	58,194
Keppel Corp., Ltd.	19,400	149,757
Oversea-Chinese Banking Corp., Ltd.	5,006	32,397
SembCorp Industries, Ltd.	47,000	175,588
Singapore Airport Terminal Services, Ltd.	54,000	109,503
Singapore Exchange, Ltd.	52,000	249,107
Singapore Post, Ltd.	133,000	105,210
Singapore Press Holdings, Ltd.	123,000	360,422
Singapore Technologies Engineering, Ltd.	143,000	327,771
Singapore Telecommunications, Ltd.	244,000	586,263
SMRT Corp., Ltd.	65,000	81,459
StarHub, Ltd.	36,000	90,397
Straits Asia Resources, Ltd.	31,000	34,579
Wilmar International, Ltd.	38,000	107,468
Yanlord Land Group, Ltd. (I)	56,000	44,323

Spain 1.4%		1,848,487

Acciona SA (L)	1,238	65,078
Enagas SA	5,534	86,704
Gas Natural SDG SA	63	687
Iberdrola SA	43,299	165,477
Inditex SA	12,239	1,014,588
Red Electrica De Espana	5,519	204,361
Repsol YPF SA	20,746	311,592

6

International Growth Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Sweden 2.3%		$3,064,099

Assa Abloy AB, Series B	6,914	179,816
Atlas Copco AB, Series A	6,811	138,054
Atlas Copco AB, Series B	3,133	56,547
Elekta AB, Series B	3,820	183,453
Getinge AB, Series B	4,280	106,744
Hennes & Mauritz AB, B Shares (L)	40,947	1,222,006
Investor AB, B Shares	7,631	133,806
Kinnevik Investment AB	8,982	158,058
Lundin Petroleum AB (I)	7,899	140,118
Scania AB, Series B	9,051	144,400
Svenska Handelsbanken AB, Series A	5,006	140,638
Swedbank AB, Class A	13,808	197,718
Swedish Match AB	6,921	262,741

Switzerland 12.3%		16,162,789

ABB, Ltd. (I)	10,652	167,869
Actelion, Ltd. (I)	4,021	152,801
Geberit AG (I)	1,356	263,059
Kuehne & Nagel International AG	1,392	148,507
Nestle SA	80,366	4,564,823
Nobel Biocare Holding AG (I)	5,519	58,277
Novartis AG	30,701	1,599,248
Roche Holdings AG	49,877	7,821,102
SGS SA	150	272,093
Straumann Holding AG	371	57,246
Swisscom AG	289	105,285
Syngenta AG	1,117	359,961
Wolseley PLC	6,979	238,608
Xstrata PLC	11,914	170,977
Zurich Financial Services AG (I)	890	182,933

United Kingdom 23.5%		30,950,785

Aberdeen Asset Management PLC	42,703	160,052
Admiral Group PLC	13,883	222,903
Aggreko PLC	18,467	625,967
AMEC PLC	9,324	139,943
ARM Holdings PLC	133	1,040
Ashmore Group PLC	32,058	168,479
ASOS PLC (I)	4,216	113,528
Associated British Foods PLC (I)	5,224	95,826
AstraZeneca PLC	19,171	773,975
Babcock International Group PLC	19,997	262,141
BAE Systems PLC	41,530	175,366
Balfour Beatty PLC	25,151	105,587
Barclays PLC	382	1,050
BG Group PLC	33,964	653,764
BHP Billiton PLC	18,218	477,625
BP PLC	14,931	90,757
British American Tobacco PLC	98,420	4,633,544
British Sky Broadcasting Group PLC	32,032	340,465
BT Group PLC	127,544	405,824
Bunzl PLC	20,356	321,100
Burberry Group PLC	15,407	325,005
Capita PLC	26,626	253,720
Centrica PLC	25,228	120,888
Chemring Group PLC	10,904	53,977
Cobham PLC	78,867	271,891

7

International Growth Fund
As of 5-31-12 (Unaudited)

	Shares	Value

United Kingdom (continued)

Croda International PLC	8,525	$294,662
Debenhams PLC	39,552	47,245
Diageo PLC	118,784	2,831,689
Drax Group PLC	30,645	258,780
Eurasian Natural Resources Corp.	6,614	43,396
GlaxoSmithKline PLC	212,831	4,723,966
HSBC Holdings PLC	48,207	380,747
ICAP PLC	18,843	98,965
IG Group Holdings PLC	27,886	186,634
IMI PLC	9,728	132,814
Imperial Tobacco Group PLC	12,352	446,055
Inchcape PLC	67	324
Intercontinental Hotels Group PLC	7,006	164,960
International Power PLC	20,929	133,548
Intertek Group PLC	7,871	322,124
Investec PLC	81	417
ITV PLC	94,348	106,612
John Wood Group PLC	16,797	182,346
Johnson Matthey PLC	9,020	303,389
Kazakhmys PLC	4,778	49,439
Lloyds Banking Group PLC (I)	1,587,941	626,606
London Stock Exchange Group PLC	3,464	53,724
Man Group PLC	67,717	76,198
Marks & Spencer Group PLC	49,558	254,038
Mondi PLC	49	385
National Grid PLC (L)	26,651	267,108
Next PLC	16,682	780,917
Old Mutual PLC	86,730	190,541
Pearson PLC (I)	9,552	167,478
Pennon Group PLC	11,197	126,762
Petrofac, Ltd.	5,629	134,370
Reckitt Benckiser Group PLC	19,468	1,034,313
Reed Elsevier PLC	20,719	152,814
Resolution, Ltd.	36,425	108,791
Rexam PLC	30,657	190,555
Rightmove PLC	3,291	74,433
Rio Tinto PLC	31,263	1,348,185
Rolls-Royce Holdings PLC (I)	62,082	789,779
SABMiller PLC	8,984	332,690
Scottish & Southern Energy PLC	15,285	311,796
Smith & Nephew PLC	31,660	297,035
Smiths Group PLC	18,917	291,717
Spectris PLC	7,933	197,513
Tate & Lyle PLC	29,986	310,921
Telecity Group PLC (I)	10,614	134,381
Tesco PLC	62,882	293,376
The Sage Group PLC	53,918	213,183
The Weir Group PLC (L)	4,421	105,828
Tullett Prebon PLC	11,798	50,097
Unilever PLC	4,855	153,461
William Hill PLC	43,176	180,107
WM Morrison Supermarket PLC	46,759	199,154

8

International Growth Fund
As of 5-31-12 (Unaudited)

		Shares	Value

Preferred Securities 0.6%			$782,079

(Cost $823,536)

Germany 0.6%			771,937

Bayerische Motoren Werke (BMW) AG (L)		2,515	129,032
Henkel AG & Company KGaA		2,095	136,599
Hugo Boss AG		2,565	249,479
Porsche Automobil Holding SE (L)		3,487	178,920
Volkswagen AG		487	77,907

United Kingdom 0.0%			10,142

Rolls-Royce Holdings PLC, C shares (I)		6,580,692	10,142

Escrow Certificates 0.0%			$0

(Cost $0)

Immofinanz AG - Escrow Shares (L)		49,581	0

Rights 0.0%			$8,322

(Cost $37)

AGL Energy, Ltd. (Expiration Date: 06/19/2012; Strike Price: AUD 11.60) (I)		2,423	8,286
Gas Natural SDG SA (Expiration Date: 6/28/2012) (I) (N)		63	36

Warrants 0.0%			$527

(Cost $5,399)

Kinross Gold Corp. (Expiration Date: 09/17/2014, Strike Price: $21.29) (I)		1,133	527

	Yield %	Shares	Value

Securities Lending Collateral 4.3%			$5,719,150

(Cost $5,718,178)

John Hancock Collateral Investment Trust (W)	0.3309%(Y)	571,504	5,719,150

Short-Term Investments 2.8%			3,698,078

(Cost $3,698,078)

Money Market Funds 2.8%			3,698,078

State Street Institutional Treasury Money Market Fund	0.0000%(Y)	3,698,078	3,698,078

Total investments (Cost $132,962,890)† 103.2%			$136,146,219

Other assets and liabilities, net (3.2%)			($4,275,663)

Total net assets 100.0%			$131,870,556

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

AUD Australian Dollar

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-12.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

9

International Growth Fund
As of 5-31-12 (Unaudited)

(Y) The rate shown is the annualized seven-day yield as of 5-31-12.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $133,642,516. Net unrealized appreciation aggregated $2,503,703, of which $12,596,754 related to appreciated investment securities and $10,093,051 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 5-31-12:

Consumer Staples	21.3%
Health Care	20.0%
Industrials	13.0%
Consumer Discretionary	12.2%
Information Technology	6.6%
Financials	5.9%
Materials	5.6%
Telecommunication Services	4.8%
Energy	3.6%
Utilities	3.1%
Short-Term Investments & Other	3.9%

10

International Growth Fund
As of 5-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/12	Price	Inputs	Inputs

Common Stocks
Australia	$5,101,746	—	$5,101,746	—
Austria	96,317	—	96,317	—
Belgium	1,685,097	—	1,685,097	—
Bermuda	141,978	—	141,978	—
Canada	5,544,103	$5,544,103	—	—
China	151,821	—	151,821	—
Denmark	3,629,043	—	3,629,043	—
Finland	375,530	—	375,530	—
France	6,577,255	—	6,577,255	—
Germany	7,562,158	—	7,562,158	—
Greece	373	—	373	—
Hong Kong	3,176,685	—	3,176,685	—

11

International Growth Fund
As of 5-31-12 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/12	Price	Inputs	Inputs

Ireland	$2,695,178	—	$2,695,178	—
Italy	275,533	—	275,533	—
Japan	28,158,250	—	28,158,250	—
Jersey, C.I.	255,837	—	255,837	—
Luxembourg	481,199	—	481,199	—
Macau	318,794	—	318,794	—
Netherlands	4,217,961	—	4,217,961	—
New Zealand	230,349	—	230,349	—
Norway	412,195	—	412,195	—
Singapore	2,824,501	—	2,824,501	—
Spain	1,848,487	—	1,848,487	—
Sweden	3,064,099	—	3,064,099	—
Switzerland	16,162,789	—	16,162,789	—
United Kingdom	30,950,785	—	30,950,785	—
Preferred Securities
Germany	771,937	—	771,937	—
United Kingdom	10,142	—	10,142	—
Rights	8,322	$8,322	—	—
Warrants	527	527	—	—
Securities Lending Collateral	5,719,150	5,719,150	—	—
Short-Term Investments	3,698,078	3,698,078	—	—

Total investments in Securities	$136,146,219	$14,970,180	$121,176,039	—
Other Financial Instruments
Futures	($395,403)	($395,403)
Forward Foreign Currency Contracts	$196,183		$196,183

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

During the period ended May 31, 2012 the Fund used futures contracts to gain or hedge exposure to certain securities markets. The following table summarizes the contracts held at May 31, 2012. During the period ended May 31, 2012, the Fund held futures contracts with USD notional values ranging from $8.3 million to $26.8 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF				APPRECIATIOND
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

DAX Index Futures	20	Long	June 2012	$3,857,263	($405,564)

FTSE 100 Index Futures	14	Long	June 2012	1,141,089	(130,681)

CAC 40 Index Futures	17	Long	June 2012	630,615	(10,866)

S&P TSE 60 Index Futures	11	Short	June 2012	(1,396,447)	91,252

ASX SPI 200 Index Futures	13	Short	June 2012	(1,289,440)	60,456

Total					($395,403)

12

International Growth Fund
As of 5-31-12 (Unaudited)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at May 31, 2012. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from $45.8 million to $80.2 million, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED
	COVERED	BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

Australian Dollar	$1,122,000	$1,151,525	Bank of America N.A.	6-26-12	($60,817)

Australian Dollar	343,171	354,118	Bank of America N.A.	6-26-12	(20,518)

Australian Dollar	202,084	208,233	Mellon Bank NA	6-26-12	(11,785)

Australian Dollar	252,147	260,566	Morgan Stanley Capital Services, Inc.	6-26-12	(15,452)

Canadian Dollar	976,000	980,742	Bank of America N.A.	6-26-12	(36,291)

Canadian Dollar	872,000	878,991	Royal Bank of Scotland PLC	6-26-12	(35,178)

Canadian Dollar	735,070	742,327	Royal Bank of Scotland PLC	6-26-12	(31,018)

Swiss Franc	1,321,000	1,443,184	Royal Bank of Scotland PLC	6-26-12	(82,705)

Swiss Franc	1,493,000	1,631,129	Royal Bank of Scotland PLC	6-26-12	(93,509)

Swiss Franc	808,639	885,620	State Street Bank & Trust Company	6-26-12	(52,813)

Euro	460,057	604,959	Bank of America N.A.	6-26-12	(36,046)

Euro	785,679	1,030,064	Brown Brothers Harriman & Company	6-26-12	(58,483)

Euro	986,371	1,295,046	Deutsche Bank AG	6-26-12	(75,286)

Euro	426,485	559,612	JPMorgan Chase Bank	6-26-12	(32,215)

Euro	1,252,622	1,645,772	JPMorgan Chase Bank	6-26-12	(96,762)

Euro	614,621	808,686	Morgan Stanley Capital Services, Inc.	6-26-12	(48,637)

Euro	946,289	1,243,564	Royal Bank of Scotland PLC	6-26-12	(73,370)

Pound Sterling	314,252	498,833	Bank of America N.A.	6-26-12	(14,557)

Pound Sterling	79,350	126,450	Bank of America N.A.	6-26-12	(4,168)

13

International Growth Fund
As of 5-31-12 (Unaudited)

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED
	COVERED	BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS (continued)

Pound Sterling	$94,291	$150,330	Barclays Bank PLC	6-26-12	($5,023)

Pound Sterling	244,000	391,487	Morgan Stanley Capital Services, Inc.	6-26-12	(15,471)

Pound Sterling	81,658	130,068	Morgan Stanley Capital Services, Inc.	6-26-12	(4,229)

Pound Sterling	103,156	164,473	Royal Bank of Scotland PLC	6-26-12	(5,505)

Hong Kong Dollar	11,073,287	1,427,319	Bank of America N.A.	6-26-12	(539)

Hong Kong Dollar	8,611,000	1,109,751	Barclays Bank PLC	6-26-12	(233)

Hong Kong Dollar	8,392,911	1,081,895	Barclays Bank PLC	6-26-12	(478)

Hong Kong Dollar	3,724,303	480,122	Brown Brothers Harriman & Company	6-26-12	(249)

Hong Kong Dollar	4,697,105	605,539	Mellon Bank NA	6-26-12	(322)

Hong Kong Dollar	7,862,732	1,013,645	Morgan Stanley Capital Services, Inc.	6-26-12	(541)

Hong Kong Dollar	8,117,663	1,046,471	State Street Bank & Trust Company	6-26-12	(519)

Japanese Yen	73,348,630	909,987	Deutsche Bank AG	6-26-12	26,271

Japanese Yen	143,312,607	1,766,944	JPMorgan Chase Bank	6-26-12	62,370

Japanese Yen	73,531,690	913,407	JPMorgan Chase Bank	6-26-12	25,189

Japanese Yen	319,726,000	3,920,637	JPMorgan Chase Bank	6-26-12	160,506

Japanese Yen	45,318,584	562,561	Royal Bank of Scotland PLC	6-26-12	15,908

Singapore Dollar	1,845,284	1,478,178	Bank of America N.A.	6-26-12	(46,108)

Singapore Dollar	922,641	738,325	Barclays Bank PLC	6-26-12	(22,291)

Singapore Dollar	892,000	714,457	Brown Brothers Harriman & Company	6-26-12	(22,203)

Singapore Dollar	4,223,146	3,380,572	Brown Brothers Harriman & Company	6-26-12	(103,114)

Singapore Dollar	751,694	602,063	Mellon Bank NA	6-26-12	(18,696)

Singapore Dollar	982,435	787,308	Morgan Stanley Capital Services, Inc.	6-26-12	(24,870)

Singapore Dollar	751,694	601,611	Royal Bank of Scotland PLC	6-26-12	(18,243)

Singapore Dollar	751,694	601,627	State Street Bank & Trust Company	6-26-12	(18,260)

		$40,928,198			($896,260)

SELLS

Australian Dollar	502,500	513,397	Bank of America N.A.	6-26-12	24,912

Australian Dollar	907,000	934,181	Bank of America N.A.	6-26-12	52,476

Canadian Dollar	2,605,799	2,632,913	Bank of America N.A.	6-26-12	111,346

Canadian Dollar	488,456	489,415	Barclays Bank PLC	6-26-12	16,749

14

International Growth Fund
As of 5-31-12 (Unaudited)

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED
	COVERED	BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

SELLS (continued)

Canadian Dollar	$933,979	$945,038	Morgan Stanley Capital Services, Inc.	6-26-12	$41,250

Canadian Dollar	2,784,506	2,804,143	Royal Bank of Scotland PLC	6-26-12	109,646

Canadian Dollar	729,810	732,094	State Street Bank & Trust Company	6-26-12	25,875

Swiss Franc	1,273,534	1,392,388	Barclays Bank PLC	6-26-12	80,793

Swiss Franc	2,031,615	2,217,581	Brown Brothers Harriman & Company	6-26-12	125,249

Swiss Franc	4,943,741	5,408,487	Royal Bank of Scotland PLC	6-26-12	316,996

Swiss Franc	2,495,776	2,729,912	State Street Bank & Trust Company	6-26-12	159,547

Euro	426,000	559,031	JPMorgan Chase Bank	6-26-12	32,234

Euro	376,000	493,458	JPMorgan Chase Bank	6-26-12	28,491

Hong Kong Dollar	9,505,000	1,224,947	Bank of America N.A.	6-26-12	239

Hong Kong Dollar	10,015,000	1,290,448	Barclays Bank PLC	6-26-12	27

Hong Kong Dollar	5,070,066	653,539	State Street Bank & Trust Company	6-26-12	267

Japanese Yen	56,500,000	693,155	Deutsche Bank AG	6-26-12	(28,040)

Japanese Yen	408,791,000	5,031,899	JPMorgan Chase Bank	6-26-12	(186,115)

Japanese Yen	106,294,876	1,328,890	JPMorgan Chase Bank	6-26-12	(27,911)

Norwegian Krone	1,673,672	290,828	Morgan Stanley Capital Services, Inc.	6-26-12	17,350

Swedish Krona	1,229,350	181,178	Brown Brothers Harriman & Company	6-26-12	12,094

Swedish Krona	4,226,694	623,222	Deutsche Bank AG	6-26-12	41,885

Swedish Krona	1,526,946	225,379	Mellon Bank NA	6-26-12	15,364

Singapore Dollar	1,276,943	1,027,718	Bank of America N.A.	6-26-12	36,721

Singapore Dollar	1,873,000	1,496,879	Brown Brothers Harriman & Company	6-26-12	43,300

Singapore Dollar	1,750,000	1,399,821	Brown Brothers Harriman & Company	6-26-12	41,698

		37,319,941			$1,092,443

15

International Growth Fund
As of 5-31-12 (Unaudited)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2012 by risk category:

		ASSET	LIABILITY
		DERIVATIVES	DERIVATIVES
RISK	FINANCIAL INSTRUMENTS LOCATION	FAIR VALE	FAIR VALUE

Equity Contracts	Futures	$151,708	($547,111)

Foreign Exchange Contracts	Foreign forward currency contracts	1,624,753	(1,428,570)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

16

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

87Q1 5/12
7/12

John Hancock

MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

International Allocation Portfolio
As of 5-31-12 (Unaudited)

Investment companies
Underlying Funds’ Subadvisers

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Dimemsional Fund Advisors, Inc.	(DFA)
Templeton Investment Counsel, Inc.	(Franklin)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Marsico Capital Management, LLC	(Marsico)
John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

	Shares	Value

Affiliated Investment Companies 99.4%		$14,031,281

(Cost $14,621,414)

EQUITY 99.4%		14,031,281

International Large Cap 73.8%

John Hancock Funds II (G)
International Growth Stock, Class NAV (Invesco)	210,355	2,097,236
International Opportunities, Class NAV (Marsico) (I)	114,393	1,356,696
International Value, Class NAV (Franklin)	306,160	3,533,084

John Hancock Funds III (G)
International Core, Class NAV (GMO)	141,320	3,431,256

Emerging Markets 18.9%

John Hancock Funds II (G)
China Emerging Leaders, Class NAV (Atlantis) (I)	36,411	350,639
Emerging Markets, Class NAV (DFA)	189,218	1,727,558

John Hancock Investment Trust
Greater China Opportunities, Class NAV (John Hancock) (A)	36,319	591,633

International Small Cap 6.7%

John Hancock Funds II (G)
International Small Company, Class NAV (DFA)	133,217	943,179

Unaffiliated Investment Companies 0.5%		$68,400

(Cost $80,839)

EQUITY 0.5%		68,400
WisdomTree Japan Hedged Equity Fund
	2,210	68,400

Total investments (Cost $14,702,253)† 99.9%		$14,099,681

Other assets and liabilities, net 0.1%		$13,521

Total net assets 100.0%		$14,113,202

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing.

1

International Allocation Portfolio
As of 5-31-12 (Unaudited)

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $16,838,466. Net unrealized depreciation aggregated $2,738,785, of which $402,068 related to appreciated investment securities and $3,140,853 related to depreciated investment securities.

2

John Hancock International Allocation Portfolio
As of 5-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Portfolio uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Portfolio are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolio in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of May 31, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended May 31, 2012, there were no significant transfers between the levels described above.

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q1 5/12
7/12

John Hancock

MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

John Hancock Global Shareholder Yield Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Common Stocks 94.7%		$1,432,097,519

(Cost $1,401,562,290)

Australia 0.5%		7,548,891

Westpac Banking Corp.	381,261	7,548,891

Belgium 1.7%		25,810,056

Anheuser-Busch InBev NV	381,320	25,810,056

Brazil 0.5%		6,992,167

CPFL Energia SA	571,400	6,992,167

Canada 3.9%		58,308,814

BCE, Inc.	766,600	30,594,232
Rogers Communications, Inc., Class B	358,300	12,252,656
Shaw Communications, Inc., Class B	808,600	15,461,926

France 6.0%		90,446,824

France Telecom SA	1,040,800	13,124,442
Sanofi	164,150	11,201,804
SCOR SE	772,600	16,817,845
Total SA	452,300	19,570,228
Vinci SA	392,300	15,786,678
Vivendi SA	862,643	13,945,827

Germany 4.9%		73,461,039

BASF SE	286,200	19,990,725
Bayer AG	128,050	8,108,701
Daimler AG	421,300	19,551,499
Deutsche Telekom AG	877,700	8,661,247
Muenchener Rueckversicherungs AG	138,150	17,148,867

Hong Kong 1.1%		17,004,696

China Mobile, Ltd., ADR	335,200	17,004,696

Italy 0.9%		13,864,222

Terna Rete Elettrica Nazionale SpA	4,144,100	13,864,222

Netherlands 1.3%		20,220,936

Royal Dutch Shell PLC, ADR	325,200	20,220,936

Norway 0.7%		10,265,295

Orkla ASA	1,514,100	10,265,295

Philippines 0.6%		9,185,674

Philippine Long Distance Telephone Company, ADR	171,151	9,185,674

Switzerland 4.8%		73,230,653

Nestle SA	436,300	24,782,025
Novartis AG	274,200	14,283,376
Roche Holdings AG	90,100	14,128,382
Swisscom AG	55,000	20,036,870

Taiwan 0.7%		10,764,320

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	784,000	10,764,320

United Kingdom 17.8%		280,008,417

AstraZeneca PLC, ADR	434,300	17,550,063
BAE Systems PLC	3,343,500	14,118,382
British American Tobacco PLC	285,200	13,427,015

1

John Hancock Global Shareholder Yield Fund
As of 5-31-12 (Unaudited)

	Shares	Value

United Kingdom (continued)

Compass Group PLC	1,152,900	$11,307,047
Diageo PLC, ADR	182,100	17,361,414
FirstGroup PLC	4,464,472	14,524,105
GlaxoSmithKline PLC	671,450	14,903,407
Imperial Tobacco Group PLC	698,400	25,220,606
Meggitt PLC	1,891,400	11,012,793
National Grid PLC	2,432,760	24,382,165
Pearson PLC	1,523,100	26,704,932
Reckitt Benckiser Group PLC	219,200	11,645,850
Scottish & Southern Energy PLC	767,600	15,658,122
Unilever PLC	255,200	8,066,558
United Utilities Group PLC	1,575,163	16,023,832
Vodafone Group PLC	11,045,200	29,586,163
WM Morrison Supermarket PLC	1,999,450	8,515,963

United States 49.3%		734,985,515

Abbott Laboratories	166,100	10,263,319
Altria Group, Inc.	817,600	26,318,544
Arthur J. Gallagher & Company	487,400	16,932,276
AT&T, Inc.	568,400	19,422,228
Automatic Data Processing, Inc.	171,100	8,922,865
Bristol-Myers Squibb Company	350,300	11,679,002
CenturyLink, Inc.	620,500	24,336,010
CMS Energy Corp.	543,400	12,661,220
Coca-Cola Enterprises, Inc.	303,200	8,295,552
Comcast Corp., Special Class A	529,400	15,204,368
ConocoPhillips	215,200	11,224,832
Diamond Offshore Drilling, Inc.	188,100	10,943,658
Diebold, Inc.	272,200	10,074,122
Duke Energy Corp.	407,300	8,952,454
E.I. du Pont de Nemours & Company	409,300	19,752,818
Emerson Electric Company	322,200	15,069,294
Enterprise Products Partners LP	255,200	12,443,552
Exxon Mobil Corp.	105,100	8,264,013
Genuine Parts Company	164,100	10,338,300
H.J. Heinz Company	154,100	8,179,628
Honeywell International, Inc.	274,200	15,261,972
Integrys Energy Group, Inc.	441,350	23,877,035
Johnson & Johnson	181,100	11,306,073
Kimberly-Clark Corp.	320,200	25,407,870
Kinder Morgan Energy Partners LP	212,200	16,621,626
Lockheed Martin Corp.	234,200	19,391,760
Lorillard, Inc.	175,100	21,642,360
Markwest Energy Partners LP	160,100	7,675,194
Mattel, Inc.	514,400	16,013,272
McDonald's Corp.	101,100	9,032,274
Merck & Company, Inc.	302,200	11,356,676
Microchip Technology, Inc.	489,600	15,187,392
Microsoft Corp.	469,300	13,698,867
NiSource, Inc.	328,200	8,234,538
NYSE Euronext	421,300	10,241,803
Oracle Corp.	509,400	13,483,818
PepsiCo, Inc.	112,100	7,605,985
Philip Morris International, Inc.	272,200	23,003,622
Pitney Bowes, Inc.	639,500	8,722,780
PPL Corp.	281,200	7,696,444
Progress Energy, Inc.	321,200	17,608,184

2

John Hancock Global Shareholder Yield Fund
As of 5-31-12 (Unaudited)

	Shares	Value

United States (continued)

R.R. Donnelley & Sons Company	971,700	$10,455,492
Regal Entertainment Group	1,111,800	15,287,250
Reynolds American, Inc.	507,400	21,229,616
SCANA Corp.	210,200	9,868,890
Southern Company	168,100	7,717,471
Spectra Energy Corp.	294,200	8,446,482
TECO Energy, Inc.	748,600	13,025,640
The Coca-Cola Company	124,100	9,273,993
The Travelers Companies, Inc.	139,100	8,692,359
Time Warner, Inc.	308,200	10,623,654
Vectren Corp.	385,300	11,296,996
Verizon Communications, Inc.	610,500	25,421,220
Waste Management, Inc.	348,300	11,298,852

Preferred Securities 1.2%		$17,402,817

(Cost $18,803,406)

Germany 0.5%		6,882,684

ProSiebenSat.1 Media AG, $1.10	328,200	6,882,684

United States 0.7%		10,520,133

MetLife, Inc., Series B, 6.500%	417,300	10,520,133

Short-Term Investments 3.3%		$50,631,152

(Cost $50,631,152)

Money Market Funds 3.3%		50,631,152

State Street Institutional Treasury Money Market Fund, 0.000% (Y)	50,631,161	50,631,152

Total investments (Cost $1,470,996,848)† 99.2%		$1,500,131,488

Other assets and liabilities, net 0.8%		$12,001,617

Total net assets 100.0%	$1,512,133,105

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(Y) The rate shown is the annualized seven-day yield as of 5-31-12.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,473,277,254. Net unrealized appreciation aggregated $26,854,234, of which $91,746,604 related to appreciated investment securities and $64,892,370 related to depreciated investment securities.

3

John Hancock Global Shareholder Yield Fund
As of 5-31-12 (Unaudited)

The Fund had the following sector composition as a percentage of net assets on 5-31-12:

Consumer Staples	18.9%
Telecommunication Services	14.9%
Utilities	13.1%
Consumer Discretionary	10.3%
Industrials	8.9%
Health Care	8.3%
Energy	7.6%
Financials	6.5%
Information Technology	4.8%
Materials	2.6%
Short-Term Investments & Other	4.1%

4

John Hancock Global Shareholder Yield Fund
As of 5-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end management investment companies are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

5

John Hancock Global Shareholder Yield Fund
As of 5-31-12 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-12	Price	Inputs	Inputs

Common Stocks
Australia	$7,548,891	—	$7,548,891	—
Belgium	25,810,056	—	25,810,056	—
Brazil	6,992,167	$6,992,167	—	—
Canada	58,308,814	58,308,814	—	—
France	90,446,824	—	90,446,824	—
Germany	73,461,039	—	73,461,039	—
Hong Kong	17,004,696	17,004,696	—	—
Italy	13,864,222	—	13,864,222	—
Netherlands	20,220,936	20,220,936	—	—
Norway	10,265,295	—	10,265,295	—
Philippines	9,185,674	9,185,674	—	—
Switzerland	73,230,653	—	73,230,653	—
Taiwan	10,764,320	10,764,320	—	—
United Kingdom	280,008,417	34,911,477	245,096,940	—
United States	734,985,515	734,985,515	—	—
Preferred Securities
Germany	6,882,684	—	6,882,684	—
United States	10,520,133	10,520,133	—	—
Short-Term Investments	50,631,152	50,631,152	—	—

Total investments in Securities	$1,500,131,488	$953,524,884	$546,606,604	—

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q1 5/12
7/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	July 23, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	July 23, 2012